2. PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	March 31, 2015	March 31, 2014
Furniture and office equipment, at cost	$385,088	$385,088
Accumulated depreciation	(328,997)	(300,809)
	$56,091	$84,279

Depreciation expense for the years ended March 31, 2015 and 2014 approximated $28,000 and $12,000, respectively.